Basis of presentation - Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Other current liabilities	$ 9,988	$ 1,659
Total current liabilities	28,248	16,893
TOTAL LIABILITIES	42,671	21,078
SHAREHOLDERS' EQUITY
Additional Paid in Capital	534,773	116,568
Total shareholders' equity	461,508	76,488	$ 4,736
TOTAL LIABILITIES AND EQUITY	$ 504,179	97,566
Previously reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Other current liabilities		283
Total current liabilities		15,517
TOTAL LIABILITIES		19,702
SHAREHOLDERS' EQUITY
Additional Paid in Capital		117,944
Total shareholders' equity		77,864	$ 5,031
TOTAL LIABILITIES AND EQUITY		$ 97,566